DEBT - Summary of Outstanding Debt (Parenthetical) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
First Lien Term Loan (due May 2025) [Member]
Debt Instrument [Line Items]
Line of credit maturity date	May 2025	May 2025
Revolving Credit Facility (due May 2023) [Member]
Debt Instrument [Line Items]
Line of credit maturity date	May 2023	May 2023
Zuffa First Lien Term Loan (due April 2026) [Member]
Debt Instrument [Line Items]
Line of credit maturity date	April 2026	April 2026
Other Debt (2.47%-14.50% Notes due at various dates through 2030) [Member]
Debt Instrument [Line Items]
Line of credit maturity date	2030	2030
Other Debt (2.47%-14.50% Notes due at various dates through 2030) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Line of credit interest rate	4.50%	14.50%
Other Debt (2.47%-14.50% Notes due at various dates through 2030) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Line of credit interest rate	2.47%	2.50%